Subsidiary Guarantors - Condensed Consolidating Statement of Comprehensive Earnings (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Statement of Income Captions [Line Items]
Net earnings	$ 190.5	$ 499.4	$ 126.6	$ 116.6	$ 180.9	$ 159.4	$ 178.7	$ 107.5		$ 933.1	$ 626.5	$ 643.0
Foreign currency translation adjustment										(622.9)	(273.7)	(3.5)
Change in unrecognized (loss) gain and prior service cost related to defined benefit plans										(11.8)	8.2	(10.9)
Net unrecognized (loss) gain on derivatives										(182.6)	180.4	18.5
Net unrealized (loss) gain on marketable securities										0	(1.1)	(0.1)
Other comprehensive (loss) earnings, before tax										(817.3)	(86.2)	4.0
Income tax (benefit) provision										(70.4)	67.4	2.7
Other comprehensive (loss) earnings, net of tax									(746.9)	(746.9)	(153.6)	1.3
Comprehensive earnings										186.2	472.9	644.3
Comprehensive earnings attributable to the noncontrolling interest										(3.7)	(2.8)	(2.1)
Comprehensive earnings attributable to Mylan Inc. common shareholders										182.5	470.1	642.2
Eliminations
Condensed Statement of Income Captions [Line Items]
Net earnings										(1,775.6)	(1,377.4)	(1,378.4)
Foreign currency translation adjustment										622.9	273.7	3.5
Change in unrecognized (loss) gain and prior service cost related to defined benefit plans										7.4	(7.5)	9.0
Net unrecognized (loss) gain on derivatives										(30.4)	34.5	(27.7)
Net unrealized (loss) gain on marketable securities											1.2	0
Other comprehensive (loss) earnings, before tax										599.9	301.9	(15.2)
Income tax (benefit) provision										(10.0)	10.0	(7.2)
Other comprehensive (loss) earnings, net of tax										609.9	291.9	(8.0)
Comprehensive earnings										(1,165.7)	(1,085.5)	(1,386.4)
Comprehensive earnings attributable to the noncontrolling interest										3.7	2.8	2.1
Comprehensive earnings attributable to Mylan Inc. common shareholders										(1,162.0)	(1,082.7)	(1,384.3)
Mylan Inc.
Condensed Statement of Income Captions [Line Items]
Net earnings										933.1	626.5	643.0
Foreign currency translation adjustment										(622.9)	(273.7)	(3.5)
Change in unrecognized (loss) gain and prior service cost related to defined benefit plans										(11.8)	8.2	(10.9)
Net unrecognized (loss) gain on derivatives										(182.6)	180.4	18.5
Net unrealized (loss) gain on marketable securities											(1.1)	(0.1)
Other comprehensive (loss) earnings, before tax										(817.3)	(86.2)	4.0
Income tax (benefit) provision										(70.4)	67.4	2.7
Other comprehensive (loss) earnings, net of tax										(746.9)	(153.6)	1.3
Comprehensive earnings										186.2	472.9	644.3
Comprehensive earnings attributable to the noncontrolling interest										(3.7)	(2.8)	(2.1)
Comprehensive earnings attributable to Mylan Inc. common shareholders										182.5	470.1	642.2
Guarantor Subsidiaries
Condensed Statement of Income Captions [Line Items]
Net earnings										0	0	0
Foreign currency translation adjustment										0	0	0
Change in unrecognized (loss) gain and prior service cost related to defined benefit plans										0	0	0
Net unrecognized (loss) gain on derivatives										0	0	0
Net unrealized (loss) gain on marketable securities											0	0
Other comprehensive (loss) earnings, before tax										0	0	0
Income tax (benefit) provision										0	0	0
Other comprehensive (loss) earnings, net of tax										0	0	0
Comprehensive earnings										0	0	0
Comprehensive earnings attributable to the noncontrolling interest										0	0	0
Comprehensive earnings attributable to Mylan Inc. common shareholders										0	0	0
Non-Guarantor Subsidiaries
Condensed Statement of Income Captions [Line Items]
Net earnings										1,775.6	1,377.4	1,378.4
Foreign currency translation adjustment										(622.9)	(273.7)	(3.5)
Change in unrecognized (loss) gain and prior service cost related to defined benefit plans										(7.4)	7.5	(9.0)
Net unrecognized (loss) gain on derivatives										30.4	(34.5)	27.7
Net unrealized (loss) gain on marketable securities											(1.2)	0
Other comprehensive (loss) earnings, before tax										(599.9)	(301.9)	15.2
Income tax (benefit) provision										10.0	(10.0)	7.2
Other comprehensive (loss) earnings, net of tax										(609.9)	(291.9)	8.0
Comprehensive earnings										1,165.7	1,085.5	1,386.4
Comprehensive earnings attributable to the noncontrolling interest										(3.7)	(2.8)	(2.1)
Comprehensive earnings attributable to Mylan Inc. common shareholders										$ 1,162.0	$ 1,082.7	$ 1,384.3